Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Roll Forward]
Goodwill	$ 4,783	$ 4,735	$ 4,760
Assets held for sale reclassification (A)	(36)
Accumulated impairment losses	(725)	(725)	(725)
Goodwill, net	4,010	4,035
Translation and other	48	(25)
Goodwill, net	4,022	4,010
Engine Products
Goodwill [Roll Forward]
Goodwill	2,857	2,826	2,843
Assets held for sale reclassification (A)	0
Accumulated impairment losses	(719)	(719)	(719)
Goodwill, net	2,107	2,124
Translation and other	31	(17)
Goodwill, net	2,138	2,107
Fastening Systems
Goodwill [Roll Forward]
Goodwill	1,614	1,597	1,604
Assets held for sale reclassification (A)	0
Accumulated impairment losses	(4)	(4)	(4)
Goodwill, net	1,593	1,600
Translation and other	17	(7)
Goodwill, net	1,610	1,593
Engineered Structures
Goodwill [Roll Forward]
Goodwill	305	305	306
Assets held for sale reclassification (A)	0
Accumulated impairment losses	(2)	(2)	(2)
Goodwill, net	303	304
Translation and other	0	(1)
Goodwill, net	303	303
Forged Wheels
Goodwill [Roll Forward]
Goodwill	7	7	7
Assets held for sale reclassification (A)	0
Accumulated impairment losses	0	0	$ 0
Goodwill, net	7	7
Translation and other	0	0
Goodwill, net	$ 7	$ 7